General (Details) € / shares in Units, ₪ / shares in Units, € in Thousands, ₪ in Thousands	1 Months Ended									12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020 ILS (₪) shares ₪ / shares	Oct. 31, 2020 EUR (€) shares	Jul. 31, 2020 ILS (₪) shares	Jul. 31, 2020 EUR (€) shares	Feb. 28, 2020 ILS (₪) shares	Feb. 28, 2020 EUR (€) shares	Jul. 25, 2019 ILS (₪)	Nov. 25, 2010	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 EUR (€)	Oct. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€)	Jul. 25, 2019 EUR (€)
Disclosure of associates [line items]
Price per share | $ / shares												$ 10.00	$ 10.00	$ 10.00
Principal amount of unsecured non convertible debentures																€ 82,724		€ 71,584
Option issued | shares										4,249	4,249	18,303	3,000
Private Placement Undertaking [Member] | Ordinary Shares [Member]
Disclosure of associates [line items]
Warrant issued to purchase ordinary shares | shares						178,750	178,750
Number of ordinary shares issue | shares						715,000	715,000
Gross proceeds from issue ordinary shares							€ 13,500
Private Placement Undertaking [Member] | Ordinary Shares [Member] | NIS [Member]
Disclosure of associates [line items]
Gross proceeds from issue ordinary shares | ₪						₪ 50,050
Series C Debentures [Member]
Disclosure of associates [line items]
Price per share | € / shares																	€ 37.5
Principal amount of unsecured non convertible debentures																€ 38,500	€ 38,520		€ 22,690
Gross proceeds from offering											€ 41,100
Series C Debentures [Member] | NIS [Member]
Disclosure of associates [line items]
Price per share | ₪ / shares		₪ 150
Principal amount of unsecured non convertible debentures | ₪		₪ 154,000						₪ 89,065							₪ 154,000
Gross proceeds from offering | ₪		₪ 164,200						₪ 89,065		₪ 164,200
Series C Debentures [Member] | Euro [Member]
Disclosure of associates [line items]
Gross proceeds from offering			€ 41,100
Series 1 Options [Member]
Disclosure of associates [line items]
Option issued | shares		385,000	385,000
Groen Gas Goor B.V. [Member]
Disclosure of associates [line items]
Green gas production capacity per year										3 million	3 million
Groen Gas Oude-Tonge B.V. [Member]
Disclosure of associates [line items]
Green gas production capacity per year										3.8 million	3.8 million
Groen Gas Gelderland B.V [Member]
Disclosure of associates [line items]
Green gas production capacity per year										9.5 million	9.5 million
Repayment of shares and shareholder loans											€ 1,567
Repayment of other existing loans											€ 5,897
Groen Gas Gelderland B.V [Member] | License [Member]
Disclosure of associates [line items]
Green gas production capacity per year										7.5 million	7.5 million
Qualified Investors [Member] | Private Placement Undertaking [Member] | Ordinary Shares [Member]
Disclosure of associates [line items]
Number of ordinary shares issue | shares				450,000	450,000
Gross proceeds from issue ordinary shares					€ 8,097,000
Qualified Investors [Member] | Private Placement Undertaking [Member] | Ordinary Shares [Member] | NIS [Member]
Disclosure of associates [line items]
Gross proceeds from issue ordinary shares | ₪				₪ 31,725
Manara PSP [Member]
Disclosure of associates [line items]
Proportion of ownership interest	83.333%
Ellomay Pumped Storage (2014) Ltd. [Member]
Disclosure of associates [line items]
Proportion of ownership interest										75.00%	75.00%
Talasol Solar S.L.U [Member]
Disclosure of associates [line items]
Proportion of ownership interest										51.00%	51.00%
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest									50.00%	9.375%	9.375%